PRUDENTIAL INVESTMENT PORTFOLIOS 16
655 Broad Street, 17th Floor
Newark, New Jersey 07102
November 16, 2020
VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-1520
Re:	485(b) Filing for PRUDENTIAL INVESTMENT PORTFOLIOS 16 Registration Numbers 333-60561 and 811-08915
Dear Sir or Madam:
We are filing today via EDGAR a Post-Effective Amendment under Rule 485(b) to the Registration Statement of the above-referenced Registrant. The purpose for this Post-Effective Amendment is to file exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information contained in the Registrant’s prospectus(es), dated December 27, 2019 as reissued October 26, 2020, included in Post-Effective Amendment No. 50 (Accession Number: 0001683863-19-003314) filed via EDGAR on December 26, 2019.
Thank you for your attention to this filing. Please direct any questions regarding this filing to the undersigned at 973-802-6469.
Sincerely,
/s/ Patrick McGuinness

Patrick McGuinness